CSMC 2021-RPL8 Trust

Exhibit 99.8

September 14, 2021

Due Diligence Narrative Report for:

CSMC 2021-RPL8

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

TABLE OF CONTENTS

Contact Information	3

Overview	4

Scope	4

Summary of Results	5

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Client Services Management

Gerald French Jr.

Senior Vice President

801-594-6001

Jerry.French@rrrmg.com

Sioux Johnstone

Vice President

801-293-3826

Sioux.Johnstone@rrrmg.com

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

OVERVIEW

In July 2021 and August 2021, Credit Suisse (“CS”) engaged Residential RealEstate Review Management Inc. (“RRRM”) to conduct a review of 4,903 mortgage loans. The Due Diligence for these loans took place between August 2021 and September 2021.The review consisted of:

REVIEW TYPE	#FILES
Pay History Review	4,903
Servicer Comment History Review	4,903
Title/Tax/Lien Review	1,764

SCOPE OF WORK

The scope of work performed by RRRM for each of the above categories is described below:

PAY HISTORY REVIEW

RRRM reviewed up to 36 months of cash flow history to capture the posted monthly P & I payments and due dates at each month end.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed the servicer comment history to summarize servicing activity included in the notes such as borrower contact, loss mitigation activity (modifications, short sales, repayment plans etc.), foreclosure/bankruptcy activity and/or potential adverse title or property conditions.

TITLE/TAX/LIEN REVIEW

RRRM engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

1.	Address Variation
2.	Applicant in Title
3.	No Open Mortgage
4.	Delinquent/Unpaid Taxes
5.	Other Priority Liens
6.	HOA/Muni Liens
7.	Federal/State Tax Liens
8.	Whether subject mortgage was in 1st Lien Position
9.	Whether Subject mortgage was found of record
10.	Potential Assignment Chain issues
11.	Whether mortgage was in a Super Lien State

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Summary of Results

PAY HISTORY REVIEW

RRRM reviewed 4,903 mortgage loans to capture the posted payment data and reported it to our client in the “CSMC 2021-RPL8 CASHFLOW PART 1 R 09132021.xlsx” and “CSMC 2021-RPL8 CASHFLOW PART 2 R 09132021.xlsx”file.

The results of this review are:

●	Part 1: Per MBA methodology, of 3,455 loans, 3,389 were performing as of 6/30/2021 and 66 were delinquent 30 days or more.

●	Part 2: Per MBA methodology, of 1,448 loans, 1,447 were performing as of 7/31/2021 and 11 were delinquent 30 days or more.

 SERVICER COMMENT HISTORY REVIEW

RRRM reviewed 4,903 loans and reported any pertinent information based on comment history in “CSMC 2021-RPL8 CH REVIEW R 09132021.xlsx”.

TITLE/TAX/LIEN REVIEW

RRRM reviewed the title information on 1,764 mortgage loans and reported to our client in “CSMC 2021-RPL8 Title Review R 09152021.xlsx” the following potential exceptions:

●	116 loans had address variations
●	201 loans showed applicant was not on title
●	2 loan showed no mortgage found
●	64 loans had delinquent or unpaid taxes
●	8 loans had liens other than HOA or municipal prior to mortgage
●	93 loans had municipal liens
●	49 loans had HOA liens
●	57 loans had federal tax liens
●	36 loans had state tax liens
●	63 loans showed mortgage not found in first lien position
●	13 loans showed subject mortgage not found of record
●	85 loans had potential assignment chain issues
●	999 loans in a super lien state

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com